Income Tax - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	21.00%
State taxes, net of federal tax benefit	0.00%
Income tax provision	21.00%